Expenses by nature	12 Months Ended
Dec. 31, 2025
Expenses by nature
Expenses by nature
7	Expenses by nature

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Payroll and employee benefits (Note 7(i))	1,497,459	1,953,723	1,462,351
Cost of inventories (Note 16(b))	34,138	71,716	236,167
Depreciation and amortization (Note 7(ii))	89,610	101,131	166,679
Professional services fee	36,572	80,742	202,138
Service fee from a related party (Note 34)	111,532	90,055	66,805
Outsourcing service fee	43,239	67,438	139,771
Utilities and property management fee	31,978	35,698	48,100
Listing expense relating to the public offering on Nasdaq	10,346	24,622	—
Listing expense relating to the Global Offering	—	1,814	37,028
Others	88,705	107,205	160,605
Total cost of revenue, research and development expenses, administrative expenses and selling expenses	1,943,579	2,534,144	2,519,644
Notes:
(i) Payroll and employee benefits:
Salaries, allowances, bonus and benefits in kind	544,968	728,373	950,949
Contributions to defined contribution retirement plan	20,707	37,483	61,419
Share-based compensation expenses (Note 30)	931,784	1,187,867	449,983
	1,497,459	1,953,723	1,462,351
(ii) Depreciation and amortization:
Property and equipment (Note 11)	49,090	58,312	111,356
Right-of-use assets (Note 12)	36,205	38,484	50,779
Intangible assets (Note 13)	4,315	4,335	4,544
	89,610	101,131	166,679